iM Dolan McEniry Corporate Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 93.9%
Basic Materials - 3.0%
RPM International, Inc.
3.450%, 11/15/2022	$112,000	$116,131
Steel Dynamics, Inc.
2.400%, 06/15/2025	993,000	1,036,988
4.125%, 09/15/2025	311,000	318,074
		1,471,193
Communications - 23.2%
AMC Networks, Inc.
5.000%, 04/01/2024	572,000	585,585
4.750%, 08/01/2025	645,000	667,704
AT&T, Inc.
4.250%, 03/01/2027	907,000	1,053,746
4.100%, 02/15/2028	217,000	251,086
Booking Holdings, Inc.
4.100%, 04/13/2025	1,005,000	1,133,183
3.600%, 06/01/2026	170,000	188,592
CenturyLink, Inc.
6.450%, 06/15/2021	312,000	320,502
5.800%, 03/15/2022	102,000	105,761
7.500%, 04/01/2024	771,000	864,175
Discovery Communications LLC
2.950%, 03/20/2023	196,000	206,612
3.800%, 03/13/2024	62,000	67,690
3.950%, 03/20/2028	954,000	1,086,082
Expedia Group, Inc.
3.8000, 02/15/2028	205,000	206,586
4.500%, 08/15/2024	352,000	375,104
5.000%, 02/15/2026	742,000	793,224
Juniper Networks, Inc.
4.500%, 03/15/2024	124,000	138,680
4.350%, 06/15/2025	211,000	237,770
3.750%, 08/15/2029	409,000	467,505
Motorola Solutions, Inc.
3.500%, 03/01/2023	237,000	249,767
4.000%, 09/01/2024	518,000	575,253
4.600%, 02/23/2028	434,000	506,783
Verizon Communications, Inc.
3.376%, 02/15/2025	93,000	103,657
4.125%, 03/16/2027	1,038,000	1,226,123
		11,411,170
Consumer, Cyclical - 7.7%
Dollar Tree, Inc.
3.700%, 5/15/2023	265,000	285,133
4.000%, 5/15/2025	581,000	656,190
4.200%, 5/15/2028	333,000	392,812
Kohl's Corp.
4.750%, 12/15/2023	63,000	65,394
9.500%, 05/15/2025	368,000	434,750
4.250%, 07/17/2025	861,000	836,613
QVC, Inc.
4.850%, 04/01/2024	198,000	207,920
4.450%, 02/15/2025	281,000	290,133
4.75%, 02/15/2027	629,000	647,169
		3,816,114
Consumer, Non-cyclical - 21.6%
Altria Group, Inc.
4.400%, 02/14/2026	133,000	153,818
Global Payments, Inc.
3.800%, 04/01/2021	494,000	500,600
3.750%, 06/01/2023	276,000	295,999
2.650%, 02/15/2025	175,000	185,799
4.800%, 04/01/2026	293,000	342,416
IHS Markit Ltd.
4.125%, 08/01/2023 (b)	206,000	224,347
3.625%, 05/01/2024 (b)	299,000	323,657
4.750%, 08/01/2028 (b)	688,000	819,728
Kraft Heinz Foods Co.
3.950%, 07/15/2025	839,000	911,996
3.950%, 07/15/2025	456,000	470,111
Molson Coors Beverage Co.
3.000%, 07/15/2026	698,000	745,815
Reynolds American, Inc.
4.850%, 09/15/2023	58,000	64,744
4.450%, 06/12/2025	1,180,000	1,328,997
Service Corporation International
4.625%, 12/15/2027	503,000	534,234
United Rentals North America, Inc.
5.875%, 09/15/2026	196,000	206,754
5.500%, 05/15/2027	1,050,000	1,118,906
Verisk Analytics, Inc.
4.125%, 9/12/2022	60,000	63,978
4.000%, 06/15/2025	855,000	976,352
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	95,000	98,308
3.550%, 04/01/2025	650,000	719,147
3.050%, 01/15/2026	506,000	555,824
		10,641,530
Financial - 7.4%
American Tower Corp.
4.700%, 03/15/2022	35,000	37,107
3.500%, 01/31/2023	173,000	183,996
4.000%, 06/01/2025	593,000	667,371
3.375%, 10/15/2026	279,000	309,130
SBA Communications Corp.
4.875%, 9/01/2024	843,000	865,044
3.875%, 2/15/2027	455,000	462,394
Trinity Acquisitions PLC
4.400%, 3/15/2026 (b)	563,000	650,909
Willis North America, Inc.
3.600%, 05/15/2024	230,000	251,307
4.500%, 09/15/2028	184,000	219,532
		3,646,790
Industrial - 6.2%
Allegion U.S. Holding Co., Inc.
3.200%, 10/01/2024	768,000	814,778
Carlisle Co's, Inc.
3.750%, 11/15/2022	98,000	102,956
3.500%, 12/01/2024	336,000	368,677
Fortune Brands Home & Security, Inc.
4.000%, 09/21/2023	396,000	433,247
Masco Corp.
4.450%, 04/01/2025	885,000	1,012,377
4.375%, 04/01/2026	205,000	238,705
3.500%, 11/15/2027	91,000	101,922
		3,072,662
Technology - 24.8%
Broadcom Corp.
3.459%, 09/15/2026	363,000	398,230
3.875%, 01/15/2027	786,000	872,749
CA, inc.
4.700%, 03/15/2027	90,000	99,106
CDK Global, Inc.
5.875%, 06/15/2026	423,000	441,957
4.875%, 06/01/2027	806,000	850,330
CDW LLC
4.125%, 05/01/2025	320,000	329,989
4.250%, 04/01/2028	367,000	380,463
Citrix Systems, Inc.
4.500%, 12/01/2027	867,000	994,181
Fiserv, Inc.
2.250%, 06/01/2027	1,289,000	1,363,563
HP, Inc.
3.000%, 06/17/2027	1,270,000	1,374,293
KLA Corp.
4.650%, 11/01/2024	1,159,000	1,324,664
Microchip Technology, Inc.
3.922%, 06/01/2021	297,000	303,529
4.333%, 06/01/2023	575,000	619,749
2.670%, 09/01/2023	182,000	188,536
Qorvo, Inc.
5.500%, 07/15/2026	1,227,000	1,303,418
Western Digital
4.750%, 02/15/2026	1,278,000	1,381,838
		12,226,595
TOTAL CORPORATE BONDS (Cost $44,899,632)		46,286,054
	Shares
SHORT-TERM INVESTMENTS - 5.5%
MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 0.07% (a)	2,703,220	2,703,220
TOTAL SHORT-TERM INVESTMENTS (Cost $2,703,220)		2,703,220
TOTAL INVESTMENTS (Cost $47,602,852) - 99.4%		48,989,274
Other Assets in Excess of Liabilities - 0.6%		284,029
TOTAL NET ASSETS - 100.0%		$49,273,303

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the fund's 7-day yield as of September 30, 2020.
(b)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at September 30, 2020 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Basic Materials	$-	$1,471,193	$-	$1,471,193
Communications	-	11,411,170	-	11,411,170
Consumer, Cyclical	-	3,816,114	-	3,816,114
Consumer, Non-cyclical	-	10,641,530	-	10,641,530
Financial	-	3,646,790	-	3,646,790
Industrial	-	3,072,662	-	3,072,662
Technology	-	12,226,595	-	12,226,595
Total Corporate Bonds	-	46,286,054	-	46,286,054
Short-Term Investments	2,703,220	-	-	2,703,220
Total Investments in Securities	$2,703,220	$46,286,054	$-	$48,989,274